UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2026

Date of reporting period:	8/31/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR 270.30e-1).

PGIM Jennison Value Fund
Class A:
PBEAX
ANNUAL SHAREHOLDER REPORT – August 31, 2026
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class A	$95	0.84%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets generated positive returns during the reporting period despite bouts of market turbulence. Persistent inflation, evolving U.S. Federal Reserve expectations, Middle East geopolitical tensions, coupled with intermittent weakness in technology leadership in part due to concern over artificial intelligence (AI)-related valuations, shaped investor sentiment. Additionally, a broadening of market leadership beyond mega-cap technology stocks, supported by resilient corporate earnings, bolstered value stocks, as represented by the Russell 1000 Value Index (the “Index”), which significantly outperformed growth stocks, as represented by the Russell 1000 Growth Index, during the period.
■
Positioning within financials (led by capital markets), consumer discretionary (driven by automobiles and household durables), and healthcare
(primarily medtech) contributed the most to the Fund’s performance relative to its benchmark, the Index. An overweight to information technology also added value.
■
Conversely, stock selection within information technology (especially semiconductors & semiconductor equipment) detracted the most from the
Fund’s relative performance. Positions within utilities, industrials, and energy were also notable areas of relative weakness during the period.
MF131EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2016 to August 31, 2026 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	18.17%	11.15%	11.62%
Class A without sales charges	25.05%	12.42%	12.25%
S&P 500 Index	20.38%	12.79%	15.37%
Russell 1000 Value Index	29.72%	11.84%	11.76%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$788,125,232
Number of fund holdings	64
Total advisory fees paid for the year	$2,910,195
Portfolio turnover rate for the year	35%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Banks	11.8%
Oil, Gas & Consumable Fuels	9.0%
Semiconductors & Semiconductor Equipment	7.2%
Pharmaceuticals	5.9%
Technology Hardware, Storage & Peripherals	5.8%
Software	5.6%
Aerospace & Defense	5.1%
Broadline Retail	4.6%
Insurance	4.5%
Multi-Utilities	2.8%
Affiliated Mutual Fund - Short-Term Investment	2.6%
Interactive Media & Services	2.5%
Machinery	2.5%
Industrial Conglomerates	2.4%
Consumer Staples Distribution & Retail	2.4%
Capital Markets	2.3%
Automobiles	1.9%
Communications Equipment	1.9%
Building Products	1.7%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
Electric Utilities	1.5%
Biotechnology	1.4%
Entertainment	1.4%
Health Care Providers & Services	1.3%
Residential REITs	1.3%
Household Durables	1.3%
Trading Companies & Distributors	1.2%
Industrial REITs	1.1%
Specialized REITs	1.1%
Chemicals	1.0%
Specialty Retail	0.9%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.8%
Electrical Equipment	0.8%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Value Fund

SHARE CLASS	A
NASDAQ	PBEAX
CUSIP	74440N102
MF131EA

PGIM Jennison Value Fund
Class C:
PEICX
ANNUAL SHAREHOLDER REPORT – August 31, 2026
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class C	$203	1.81%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets generated positive returns during the reporting period despite bouts of market turbulence. Persistent inflation, evolving U.S. Federal Reserve expectations, Middle East geopolitical tensions, coupled with intermittent weakness in technology leadership in part due to concern over artificial intelligence (AI)-related valuations, shaped investor sentiment. Additionally, a broadening of market leadership beyond mega-cap technology stocks, supported by resilient corporate earnings, bolstered value stocks, as represented by the Russell 1000 Value Index (the “Index”), which significantly outperformed growth stocks, as represented by the Russell 1000 Growth Index, during the period.
■
Positioning within financials (led by capital markets), consumer discretionary (driven by automobiles and household durables), and healthcare
(primarily medtech) contributed the most to the Fund’s performance relative to its benchmark, the Index. An overweight to information technology also added value.
■
Conversely, stock selection within information technology (especially semiconductors & semiconductor equipment) detracted the most from the
Fund’s relative performance. Positions within utilities, industrials, and energy were also notable areas of relative weakness during the period.
MF131EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2016 to August 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	22.83%	11.28%	11.12%
Class C without sales charges	23.83%	11.28%	11.12%
S&P 500 Index	20.38%	12.79%	15.37%
Russell 1000 Value Index	29.72%	11.84%	11.76%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$788,125,232
Number of fund holdings	64
Total advisory fees paid for the year	$2,910,195
Portfolio turnover rate for the year	35%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Banks	11.8%
Oil, Gas & Consumable Fuels	9.0%
Semiconductors & Semiconductor Equipment	7.2%
Pharmaceuticals	5.9%
Technology Hardware, Storage & Peripherals	5.8%
Software	5.6%
Aerospace & Defense	5.1%
Broadline Retail	4.6%
Insurance	4.5%
Multi-Utilities	2.8%
Affiliated Mutual Fund - Short-Term Investment	2.6%
Interactive Media & Services	2.5%
Machinery	2.5%
Industrial Conglomerates	2.4%
Consumer Staples Distribution & Retail	2.4%
Capital Markets	2.3%
Automobiles	1.9%
Communications Equipment	1.9%
Building Products	1.7%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
Electric Utilities	1.5%
Biotechnology	1.4%
Entertainment	1.4%
Health Care Providers & Services	1.3%
Residential REITs	1.3%
Household Durables	1.3%
Trading Companies & Distributors	1.2%
Industrial REITs	1.1%
Specialized REITs	1.1%
Chemicals	1.0%
Specialty Retail	0.9%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.8%
Electrical Equipment	0.8%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Value Fund

SHARE CLASS	C
NASDAQ	PEICX
CUSIP	74440N300
MF131EC

PGIM Jennison Value Fund
Class R:
JDVRX
ANNUAL SHAREHOLDER REPORT – August 31, 2026
This annual shareholder report contains important information about the Class R shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class R	$131	1.17%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets generated positive returns during the reporting period despite bouts of market turbulence. Persistent inflation, evolving U.S. Federal Reserve expectations, Middle East geopolitical tensions, coupled with intermittent weakness in technology leadership in part due to concern over artificial intelligence (AI)-related valuations, shaped investor sentiment. Additionally, a broadening of market leadership beyond mega-cap technology stocks, supported by resilient corporate earnings, bolstered value stocks, as represented by the Russell 1000 Value Index (the “Index”), which significantly outperformed growth stocks, as represented by the Russell 1000 Growth Index, during the period.
■
Positioning within financials (led by capital markets), consumer discretionary (driven by automobiles and household durables), and healthcare
(primarily medtech) contributed the most to the Fund’s performance relative to its benchmark, the Index. An overweight to information technology also added value.
■
Conversely, stock selection within information technology (especially semiconductors & semiconductor equipment) detracted the most from the
Fund’s relative performance. Positions within utilities, industrials, and energy were also notable areas of relative weakness during the period.
MF131ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2016 to August 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	24.61%	12.08%	11.88%
S&P 500 Index	20.38%	12.79%	15.37%
Russell 1000 Value Index	29.72%	11.84%	11.76%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$788,125,232
Number of fund holdings	64
Total advisory fees paid for the year	$2,910,195
Portfolio turnover rate for the year	35%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Banks	11.8%
Oil, Gas & Consumable Fuels	9.0%
Semiconductors & Semiconductor Equipment	7.2%
Pharmaceuticals	5.9%
Technology Hardware, Storage & Peripherals	5.8%
Software	5.6%
Aerospace & Defense	5.1%
Broadline Retail	4.6%
Insurance	4.5%
Multi-Utilities	2.8%
Affiliated Mutual Fund - Short-Term Investment	2.6%
Interactive Media & Services	2.5%
Machinery	2.5%
Industrial Conglomerates	2.4%
Consumer Staples Distribution & Retail	2.4%
Capital Markets	2.3%
Automobiles	1.9%
Communications Equipment	1.9%
Building Products	1.7%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
Electric Utilities	1.5%
Biotechnology	1.4%
Entertainment	1.4%
Health Care Providers & Services	1.3%
Residential REITs	1.3%
Household Durables	1.3%
Trading Companies & Distributors	1.2%
Industrial REITs	1.1%
Specialized REITs	1.1%
Chemicals	1.0%
Specialty Retail	0.9%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.8%
Electrical Equipment	0.8%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Value Fund

SHARE CLASS	R
NASDAQ	JDVRX
CUSIP	74440N607
MF131ER

PGIM Jennison Value Fund
Class Z:
PEIZX
ANNUAL SHAREHOLDER REPORT – August 31, 2026
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class Z	$66	0.59%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets generated positive returns during the reporting period despite bouts of market turbulence. Persistent inflation, evolving U.S. Federal Reserve expectations, Middle East geopolitical tensions, coupled with intermittent weakness in technology leadership in part due to concern over artificial intelligence (AI)-related valuations, shaped investor sentiment. Additionally, a broadening of market leadership beyond mega-cap technology stocks, supported by resilient corporate earnings, bolstered value stocks, as represented by the Russell 1000 Value Index (the “Index”), which significantly outperformed growth stocks, as represented by the Russell 1000 Growth Index, during the period.
■
Positioning within financials (led by capital markets), consumer discretionary (driven by automobiles and household durables), and healthcare
(primarily medtech) contributed the most to the Fund’s performance relative to its benchmark, the Index. An overweight to information technology also added value.
■
Conversely, stock selection within information technology (especially semiconductors & semiconductor equipment) detracted the most from the
Fund’s relative performance. Positions within utilities, industrials, and energy were also notable areas of relative weakness during the period.
MF131EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2016 to August 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	25.35%	12.73%	12.56%
S&P 500 Index	20.38%	12.79%	15.37%
Russell 1000 Value Index	29.72%	11.84%	11.76%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$788,125,232
Number of fund holdings	64
Total advisory fees paid for the year	$2,910,195
Portfolio turnover rate for the year	35%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Banks	11.8%
Oil, Gas & Consumable Fuels	9.0%
Semiconductors & Semiconductor Equipment	7.2%
Pharmaceuticals	5.9%
Technology Hardware, Storage & Peripherals	5.8%
Software	5.6%
Aerospace & Defense	5.1%
Broadline Retail	4.6%
Insurance	4.5%
Multi-Utilities	2.8%
Affiliated Mutual Fund - Short-Term Investment	2.6%
Interactive Media & Services	2.5%
Machinery	2.5%
Industrial Conglomerates	2.4%
Consumer Staples Distribution & Retail	2.4%
Capital Markets	2.3%
Automobiles	1.9%
Communications Equipment	1.9%
Building Products	1.7%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
Electric Utilities	1.5%
Biotechnology	1.4%
Entertainment	1.4%
Health Care Providers & Services	1.3%
Residential REITs	1.3%
Household Durables	1.3%
Trading Companies & Distributors	1.2%
Industrial REITs	1.1%
Specialized REITs	1.1%
Chemicals	1.0%
Specialty Retail	0.9%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.8%
Electrical Equipment	0.8%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Value Fund

SHARE CLASS	Z
NASDAQ	PEIZX
CUSIP	74440N805
MF131EZ

PGIM Jennison Value Fund
Class R6:
PJVQX
ANNUAL SHAREHOLDER REPORT – August 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class R6	$50	0.44%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets generated positive returns during the reporting period despite bouts of market turbulence. Persistent inflation, evolving U.S. Federal Reserve expectations, Middle East geopolitical tensions, coupled with intermittent weakness in technology leadership in part due to concern over artificial intelligence (AI)-related valuations, shaped investor sentiment. Additionally, a broadening of market leadership beyond mega-cap technology stocks, supported by resilient corporate earnings, bolstered value stocks, as represented by the Russell 1000 Value Index (the “Index”), which significantly outperformed growth stocks, as represented by the Russell 1000 Growth Index, during the period.
■
Positioning within financials (led by capital markets), consumer discretionary (driven by automobiles and household durables), and healthcare
(primarily medtech) contributed the most to the Fund’s performance relative to its benchmark, the Index. An overweight to information technology also added value.
■
Conversely, stock selection within information technology (especially semiconductors & semiconductor equipment) detracted the most from the
Fund’s relative performance. Positions within utilities, industrials, and energy were also notable areas of relative weakness during the period.
MF131ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2016 to August 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	25.54%	12.87%	12.70%
S&P 500 Index	20.38%	12.79%	15.37%
Russell 1000 Value Index	29.72%	11.84%	11.76%
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$788,125,232
Number of fund holdings	64
Total advisory fees paid for the year	$2,910,195
Portfolio turnover rate for the year	35%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Banks	11.8%
Oil, Gas & Consumable Fuels	9.0%
Semiconductors & Semiconductor Equipment	7.2%
Pharmaceuticals	5.9%
Technology Hardware, Storage & Peripherals	5.8%
Software	5.6%
Aerospace & Defense	5.1%
Broadline Retail	4.6%
Insurance	4.5%
Multi-Utilities	2.8%
Affiliated Mutual Fund - Short-Term Investment	2.6%
Interactive Media & Services	2.5%
Machinery	2.5%
Industrial Conglomerates	2.4%
Consumer Staples Distribution & Retail	2.4%
Capital Markets	2.3%
Automobiles	1.9%
Communications Equipment	1.9%
Building Products	1.7%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
Electric Utilities	1.5%
Biotechnology	1.4%
Entertainment	1.4%
Health Care Providers & Services	1.3%
Residential REITs	1.3%
Household Durables	1.3%
Trading Companies & Distributors	1.2%
Industrial REITs	1.1%
Specialized REITs	1.1%
Chemicals	1.0%
Specialty Retail	0.9%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.8%
Electrical Equipment	0.8%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Value Fund

SHARE CLASS	R6
NASDAQ	PJVQX
CUSIP	74440N888
MF131ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, a member of the Board’s Audit Committee, is an “audit committee financial expert” and is “independent” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended August 31, 2026 and August 31, 2025, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $27,722 and $26,656, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended August 31, 2026 and August 31, 2025: none.

(c)	Tax Fees

For the fiscal years ended August 31, 2026 and August 31, 2025: none.

(d)	All Other Fees

For the fiscal years ended August 31, 2026 and August 31, 2025: none.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e)  (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended August 31, 2026	Fiscal Year Ended August 31, 2025
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended August 31, 2026 and August 31, 2025 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7	– 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 7

PGIM Jennison Value Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

AUGUST 31, 2026

Table of Contents	Financial Statements and Other Information	August 31, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Jennison Value Fund	1
Notes to Financial Statements	15
Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of August 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 97.2%

COMMON STOCKS

Aerospace &Defense 5.1%

Airbus SE (France)	41,811	$9,542,300

Boeing Co. (The)*	42,714	8,875,115

General Electric Co.	22,130	7,429,263

RTX Corp.	70,644	14,674,878

		40,521,556

Automobiles 1.9%

General Motors Co.	171,579	14,810,699

Banks 11.8%

Bank of America Corp.	289,347	17,922,153

JPMorgan Chase & Co.	103,081	36,698,898

PNC Financial Services Group, Inc. (The)	61,956	14,846,516

Truist Financial Corp.	230,524	11,429,380

Wells Fargo & Co.	137,133	11,846,920

		92,743,867

Beverages 0.8%

PepsiCo, Inc.	45,437	6,376,629

Biotechnology 1.4%

AbbVie, Inc.	43,576	11,173,758

Broadline Retail 4.6%

Amazon.com, Inc.*	140,057	36,382,607

Building Products 1.7%

Johnson Controls International PLC	98,339	13,594,383

Capital Markets 2.3%

Goldman Sachs Group, Inc. (The)	17,378	17,828,090

Chemicals 1.0%

Linde PLC	15,755	7,713,333

Communications Equipment 1.9%

Cisco Systems, Inc.	133,623	14,764,005

Consumer Staples Distribution & Retail 2.4%

Walmart, Inc.	178,621	18,731,984

Electric Utilities 1.4%

Alliant Energy Corp.	73,341	4,985,721

PPL Corp.	190,788	6,511,595

		11,497,316

Electrical Equipment 0.8%

Siemens Energy AG (Germany)	37,988	6,256,913

Entertainment 1.4%

Walt Disney Co. (The)	100,360	10,793,718

Ground Transportation 1.5%

Union Pacific Corp.	39,657	11,923,670

See Notes to Financial Statements.

PGIM Jennison Value Fund 1

Schedule of Investments (continued)

as of August 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services 1.3%

UnitedHealth Group, Inc.	27,006	$10,516,406

Hotels, Restaurants & Leisure 0.8%

Starbucks Corp.	59,591	6,331,544

Household Durables 1.3%

Toll Brothers, Inc.	70,315	10,086,687

Industrial Conglomerates 2.4%

3M Co.	71,366	12,262,820

DuPont de Nemours, Inc.	49,440	6,654,129

		18,916,949

Industrial REITs 1.1%

Prologis, Inc.	61,782	8,644,537

Insurance 4.5%

Chubb Ltd.	26,385	8,933,961

Lincoln National Corp.	189,473	8,069,655

Marsh & McLennan Cos., Inc.	33,754	6,406,509

MetLife, Inc.	128,586	12,237,530

		35,647,655

Interactive Media & Services 2.5%

Alphabet, Inc. (Class A Stock)	39,313	13,340,866

Meta Platforms, Inc. (Class A Stock)	11,746	6,722,706

		20,063,572

Machinery 2.5%

Caterpillar, Inc.	8,272	6,596,672

Parker-Hannifin Corp.	13,650	13,369,356

		19,966,028

Multi-Utilities 2.8%

CenterPoint Energy, Inc.	222,827	8,823,949

NiSource, Inc.	319,217	13,062,360

		21,886,309

Oil, Gas & Consumable Fuels 9.0%

Cheniere Energy, Inc.	34,787	10,147,020

Chevron Corp.	70,601	14,553,690

ExxonMobil Holdings Corp.	121,784	19,601,135

Shell PLC, ADR	128,271	11,730,383

Williams Cos., Inc. (The)	194,233	14,577,187

		70,609,415

Pharmaceuticals 5.9%

AstraZeneca PLC (United Kingdom)	48,093	7,797,318

Eli Lilly & Co.	12,826	14,836,219

Merck & Co., Inc.	116,493	17,213,006

Roche Holding AG, ADR	129,044	6,929,663

		46,776,206

Residential REITs 1.3%

Camden Property Trust	98,928	10,466,582

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 7.2%

Advanced Micro Devices, Inc.*	23,880	$11,240,794

Applied Materials, Inc.	17,849	8,181,803

Broadcom, Inc.	12,654	4,686,282

Intel Corp.*	122,082	10,927,560

Micron Technology, Inc.	6,550	6,279,682

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	14,282	5,931,600

Texas Instruments, Inc.	37,218	9,710,548

		56,958,269

Software 5.6%

Microsoft Corp.	78,849	39,999,309

ServiceNow, Inc.*	27,653	4,092,368

		44,091,677

Specialized REITs 1.1%

Gaming & Leisure Properties, Inc.	199,255	8,382,658

Specialty Retail 0.9%

Lowe’s Cos., Inc.	33,765	6,911,695

Technology Hardware, Storage & Peripherals 5.8%

Apple, Inc.	112,255	35,567,996

Dell Technologies, Inc. (Class C Stock)	21,678	9,885,385

		45,453,381

Trading Companies & Distributors 1.2%

United Rentals, Inc.	9,096	9,441,648

TOTAL LONG-TERM INVESTMENTS
(cost $456,796,596)		766,263,746

SHORT-TERM INVESTMENT 2.7%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.780%) (cost $20,837,992)(wb)	20,837,992	20,837,992

TOTAL INVESTMENTS 99.9% (cost $477,634,588)		787,101,738

Other assets in excess of liabilities 0.1%		1,023,494

NET ASSETS 100.0%		$788,125,232

Below is a list of the abbreviation(s) used in the annual report:

ADR—American Depositary Receipt

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Value Fund 3

Schedule of Investments  (continued)

as of August 31, 2026

The following is a summary of the inputs used as of August 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$30,979,256	$9,542,300	$—
Automobiles	14,810,699	—	—
Banks	92,743,867	—	—
Beverages	6,376,629	—	—
Biotechnology	11,173,758	—	—
Broadline Retail	36,382,607	—	—
Building Products	13,594,383	—	—
Capital Markets	17,828,090	—	—
Chemicals	7,713,333	—	—
Communications Equipment	14,764,005	—	—
Consumer Staples Distribution & Retail	18,731,984	—	—
Electric Utilities	11,497,316	—	—
Electrical Equipment	—	6,256,913	—
Entertainment	10,793,718	—	—
Ground Transportation	11,923,670	—	—
Health Care Providers & Services	10,516,406	—	—
Hotels, Restaurants & Leisure	6,331,544	—	—
Household Durables	10,086,687	—	—
Industrial Conglomerates	18,916,949	—	—
Industrial REITs	8,644,537	—	—
Insurance	35,647,655	—	—
Interactive Media & Services	20,063,572	—	—
Machinery	19,966,028	—	—
Multi-Utilities	21,886,309	—	—
Oil, Gas & Consumable Fuels	70,609,415	—	—
Pharmaceuticals	46,776,206	—	—
Residential REITs	10,466,582	—	—
Semiconductors & Semiconductor Equipment	56,958,269	—	—
Software	44,091,677	—	—
Specialized REITs	8,382,658	—	—
Specialty Retail	6,911,695	—	—
Technology Hardware, Storage & Peripherals	45,453,381	—	—
Trading Companies & Distributors	9,441,648	—	—
Short-Term Investment
Affiliated Mutual Fund	20,837,992	—	—

Total	$771,302,525	$15,799,213	$—

See Notes to Financial Statements.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2026 were as follows:

Banks	11.8%
Oil, Gas & Consumable Fuels	9.0
Semiconductors & Semiconductor Equipment	7.2
Pharmaceuticals	5.9
Technology Hardware, Storage & Peripherals	5.8
Software	5.6
Aerospace & Defense	5.1
Broadline Retail	4.6
Insurance	4.5
Multi-Utilities	2.8
Affiliated Mutual Fund	2.7
Interactive Media & Services	2.5
Machinery	2.5
Industrial Conglomerates	2.4
Consumer Staples Distribution & Retail	2.4
Capital Markets	2.3
Automobiles	1.9
Communications Equipment	1.9
Building Products	1.7
Ground Transportation	1.5

Electric Utilities	1.4%
Biotechnology	1.4
Entertainment	1.4
Health Care Providers & Services	1.3
Residential REITs	1.3
Household Durables	1.3
Trading Companies & Distributors	1.2
Industrial REITs	1.1
Specialized REITs	1.1
Chemicals	1.0
Specialty Retail	0.9
Beverages	0.8
Hotels, Restaurants & Leisure	0.8
Electrical Equipment	0.8

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

PGIM Jennison Value Fund 5

Statement of Assets and Liabilities

as of August 31, 2026

Assets

Investments at value:
Unaffiliated investments (cost $456,796,596)	$766,263,746
Affiliated investments (cost $20,837,992)	20,837,992
Dividends receivable	1,128,364
Receivable for Fund shares sold	884,281
Tax reclaim receivable	65,502
Prepaid expenses	43

Total Assets	789,179,928

Liabilities
Payable for Fund shares purchased	429,599
Management fee payable	270,630
Distribution fee payable	144,096
Transfer agent’s fees and expenses payable	100,579
Accrued expenses and other liabilities	30,374
Audit fee payable	27,721
Affiliated transfer agent fee payable	25,306
Custodian and accounting fees payable	23,578
Trustees’ fees payable	2,813

Total Liabilities	1,054,696

Net Assets	$788,125,232

Net assets were comprised of:
Shares of beneficial interest, at par	$283,627
Paid-in capital in excess of par	391,642,712
Total distributable earnings (loss)	396,198,893

Net assets, August 31, 2026	$788,125,232

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share, ($520,100,478 ÷ 18,724,453 shares of beneficial interest issued and outstanding)	$27.78
Maximum sales charge (5.50% of offering price)	1.62

Maximum offering price to public	$29.40

Class C

Net asset value, offering price and redemption price per share, ($6,620,515 ÷ 260,147 shares of beneficial interest issued and outstanding)	$25.45

Class R

Net asset value, offering price and redemption price per share, ($8,175,006 ÷ 296,847 shares of beneficial interest issued and outstanding)	$27.54

Class Z
Net asset value, offering price and redemption price per share, ($223,058,005 ÷ 7,998,386 shares of beneficial interest issued and outstanding)	$27.89

Class R6

Net asset value, offering price and redemption price per share, ($30,171,228 ÷ 1,082,884 shares of beneficial interest issued and outstanding)	$27.86

See Notes to Financial Statements.

PGIM Jennison Value Fund 7

Statement of Operations

Year Ended August 31, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $83,548 foreign withholding tax)	$13,131,042
Affiliated dividend income	356,268
Affiliated income from securities lending, net	30,690

Total income	13,518,000

Expenses
Management fee	3,170,873
Distribution fee(a)	1,571,103
Transfer agent’s fees and expenses (including affiliated expense of $155,389)(a)	774,470
Registration fees(a)	80,848
Custodian and accounting fees	71,287
Shareholders’ reports	51,609
Professional fees	41,782
Audit fee	27,722
Trustees’ fees	18,372
Miscellaneous	28,759

Total expenses	5,836,825
Less: Fee waiver and/or expense reimbursement(a)	(260,678)
Distribution fee waiver(a)	(19,514)

Net expenses	5,556,633

Net investment income (loss)	7,961,367

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,458)	93,416,641
Foreign currency transactions	(12,622)

93,404,019

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $279)	60,112,368
Foreign currencies	(58)

60,112,310

Net gain (loss) on investment and foreign currency transactions	153,516,329

Net Increase (Decrease) In Net Assets Resulting From Operations	$161,477,696

(a) Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	1,450,124	62,438	58,541	—	—
Transfer agent’s fees and expenses	471,947	10,310	10,130	280,236	1,847
Registration fees	21,223	12,527	7,832	19,239	20,027
Fee waiver and/or expense reimbursement	(160,177)	(2,069)	(2,587)	(65,992)	(29,853)
Distribution fee waiver	—	—	(19,514)	—	—

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Year Ended August 31,

	2026	2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$7,961,367	$8,105,629
Net realized gain (loss) on investment and foreign currency transactions	93,404,019	48,406,199
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	60,112,310	16,802,072

Net increase (decrease) in net assets resulting from operations	161,477,696	73,313,900

Dividends and Distributions
Distributions from distributable earnings
Class A	(43,228,907)	(32,232,788)
Class C	(576,913)	(435,193)
Class R	(689,696)	(537,394)
Class Z	(17,816,184)	(12,398,771)
Class R6	(2,151,881)	(585,057)

	(64,463,581)	(46,189,203)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	61,962,291	282,484,256
Net asset value of shares issued in reinvestment of dividends and distributions	63,843,278	45,713,294
Cost of shares purchased	(102,646,345)	(281,476,769)

Net increase (decrease) in net assets from Fund share transactions	23,159,224	46,720,781

Total increase (decrease)	120,173,339	73,845,478

Net Assets:

Beginning of year	667,951,893	594,106,415

End of year	$788,125,232	$667,951,893

See Notes to Financial Statements.

PGIM Jennison Value Fund 9

Financial Highlights

Class A Shares
	Year Ended August 31,
	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$24.45	$23.66	$20.25	$19.64	$22.83
Income (loss) from investment operations:
Net investment income (loss)	0.26	0.28	0.25	0.23	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.46	2.28	4.63	1.94	(1.83)
Total from investment operations	5.72	2.56	4.88	2.17	(1.65)
Less Dividends and Distributions:
Dividends from net investment income	(0.18)	(0.40)	(0.23)	(0.20)	(0.16)
Distributions from net realized gains	(2.21)	(1.37)	(1.24)	(1.36)	(1.38)
Total dividends and distributions	(2.39)	(1.77)	(1.47)	(1.56)	(1.54)
Net asset value, end of year	$27.78	$24.45	$23.66	$20.25	$19.64
Total Return(b):	25.05%	11.32%	25.60%	11.44%	(7.85)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$520,100	$453,643	$443,897	$389,165	$384,088
Average net assets (000)	$483,375	$437,270	$406,321	$382,894	$423,766
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.84%	0.89%	1.07%	1.11%	1.09%
Expenses before waivers and/or expense reimbursement	0.87%	0.91%	1.07%	1.11%	1.09%
Net investment income (loss)	1.03%	1.20%	1.21%	1.16%	0.84%
Portfolio turnover rate(d)	35%	46%	29%	28%	31%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Year Ended August 31,
	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$22.63	$22.03	$18.96	$18.48	$21.63
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.06	0.04	0.02	(0.04	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.01	2.11	4.31	1.82	(1.73)
Total from investment operations	5.03	2.17	4.35	1.84	(1.77)
Less Dividends and Distributions:
Dividends from net investment income	—	(0.20)	(0.04)	—	—
Distributions from net realized gains	(2.21)	(1.37)	(1.24)	(1.36)	(1.38)
Total dividends and distributions	(2.21)	(1.57)	(1.28)	(1.36)	(1.38)
Net asset value, end of year	$25.45	$22.63	$22.03	$18.96	$18.48
Total Return(c):	23.83%	10.27%	24.29%	10.28%	(8.82)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$6,621	$6,367	$5,991	$4,488	$4,587
Average net assets (000)	$6,244	$6,285	$4,731	$4,671	$4,339
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.81%	1.83%	2.11%	2.17%	2.17%
Expenses before waivers and/or expense reimbursement	1.84%	1.85%	2.11%	2.17%	2.17%
Net investment income (loss)	0.07%	0.26%	0.18%	0.10%	(0.22)%
Portfolio turnover rate(e)	35%	46%	29%	28%	31%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Value Fund 11

Financial Highlights (continued)

Class R Shares
	Year Ended August 31,
	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$24.27	$23.50	$20.13	$19.53	$22.70
Income (loss) from investment operations:
Net investment income (loss)	0.18	0.21	0.19	0.17	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.41	2.26	4.60	1.92	(1.81)
Total from investment operations	5.59	2.47	4.79	2.09	(1.70)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)	(0.33)	(0.18)	(0.13)	(0.09)
Distributions from net realized gains	(2.21)	(1.37)	(1.24)	(1.36)	(1.38)
Total dividends and distributions	(2.32)	(1.70)	(1.42)	(1.49)	(1.47)
Net asset value, end of year	$27.54	$24.27	$23.50	$20.13	$19.53
Total Return(b):	24.61%	10.99%	25.22%	11.10%	(8.10)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$8,175	$7,380	$7,762	$6,534	$6,437
Average net assets (000)	$7,805	$7,426	$6,937	$6,375	$7,479
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.17%	1.19%	1.40%	1.40%	1.40%
Expenses before waivers and/or expense reimbursement	1.45%	1.46%	1.65%	1.65%	1.65%
Net investment income (loss)	0.71%	0.91%	0.88%	0.88%	0.54%
Portfolio turnover rate(d)	35%	46%	29%	28%	31%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Year Ended August 31,
	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$24.54	$23.75	$20.33	$19.71	$22.89
Income (loss) from investment operations:
Net investment income (loss)	0.33	0.34	0.31	0.28	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.47	2.29	4.64	1.96	(1.83)
Total from investment operations	5.80	2.63	4.95	2.24	(1.59)
Less Dividends and Distributions:
Dividends from net investment income	(0.24)	(0.47)	(0.29)	(0.26)	(0.21)
Distributions from net realized gains	(2.21)	(1.37)	(1.24)	(1.36)	(1.38)
Total dividends and distributions	(2.45)	(1.84)	(1.53)	(1.62)	(1.59)
Net asset value, end of year	$27.89	$24.54	$23.75	$20.33	$19.71
Total Return(b):	25.35%	11.63%	25.91%	11.81%	(7.57)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$223,058	$181,385	$27,066	$22,655	$21,029
Average net assets (000)	$199,149	$136,046	$23,888	$22,258	$22,463
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.59%	0.61%	0.80%	0.82%	0.81%
Expenses before waivers and/or expense reimbursement	0.62%	0.63%	0.80%	0.82%	0.81%
Net investment income (loss)	1.28%	1.48%	1.48%	1.46%	1.13%
Portfolio turnover rate(d)	35%	46%	29%	28%	31%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Value Fund 13

Financial Highlights (continued)

Class R6 Shares
	Year Ended August 31,
	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$24.52	$23.73	$20.31	$19.69	$22.88
Income (loss) from investment operations:
Net investment income (loss)	0.37	0.37	0.34	0.31	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.46	2.28	4.63	1.95	(1.82)
Total from investment operations	5.83	2.65	4.97	2.26	(1.56)
Less Dividends and Distributions:
Dividends from net investment income	(0.28)	(0.49)	(0.31)	(0.28)	(0.25)
Distributions from net realized gains	(2.21)	(1.37)	(1.24)	(1.36)	(1.38)
Total dividends and distributions	(2.49)	(1.86)	(1.55)	(1.64)	(1.63)
Net asset value, end of year	$27.86	$24.52	$23.73	$20.31	$19.69
Total Return(b):	25.54%	11.72%	26.10%	11.94%	(7.48)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$30,171	$19,176	$109,390	$55,944	$51,650
Average net assets (000)	$24,080	$48,712	$78,581	$46,461	$31,004
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.44%	0.49%	0.67%	0.68%	0.70%
Expenses before waivers and/or expense reimbursement	0.56%	0.54%	0.67%	0.68%	0.70%
Net investment income (loss)	1.43%	1.56%	1.61%	1.61%	1.21%
Portfolio turnover rate(d)	35%	46%	29%	28%	31%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements

1.  Organization

Prudential Investment Portfolios 7 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Massachusetts Business Trust and PGIM Jennison Value Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek capital appreciation.

Financial Statements and other information regarding any underlying mutual funds or ETFs held by the Fund(s), if any, are available at pgim.com/mutual-fund-documents. You may also request this information by calling (800) 225-1852 or, from outside the United States, (973) 367-3529.

2.  Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to the Fund’s investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally

PGIM Jennison Value Fund 15

Notes to Financial Statements (continued)

trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; an assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst, media, or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on interest income, dividends, capital gains on investments, or certain foreign currency transactions by certain countries in which it invests. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on dividends are presented as “Foreign withholding tax”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) or change in unrealized appreciation (depreciation) on securities on the accompanying Statement of Operations. To the extent that the Fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history

PGIM Jennison Value Fund 17

Notes to Financial Statements (continued)

and market convention if more likely than not the Fund will receive the reclaim back in accordance with ASC 740. Any professional fees associated with recovery of foreign withholding taxes are recorded as an expense within the Professional fees line item on the Statement of Operations.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2026, the contractual and effective management fee rates were as follows:

Contractual Management Rate*	Effective Management Fee, before any waivers and/or expense reimbursements
0.44% to $1 billion of average daily net assets;	0.44%
0.42% from $1 billion to $3 billion of average daily net assets;
0.40% from $3 billion to $5 billion of average daily net assets;
0.39% from $5 billion to $10 billion of average daily net assets;
0.38% over $10 billion of average daily net assets.

The Manager has contractually agreed, through December 31, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements as indicated in the table below. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—

Class	Expense Limitations
Z	—%
R6	0.44

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through December 31, 2027 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.30%

C	1.00	1.00

R	0.75	0.50

Z	N/A	N/A

R6	N/A	N/A

For the year ended August 31, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$129,928	$2,063
C	—	1,130

The RIC, on behalf of the Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended August 31, 2026, brokerage commissions recaptured under these agreements were $5,347.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.  Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended August 31, 2026, no Rule 17a-7 transactions were entered into by the Fund.

PGIM Jennison Value Fund 19

Notes to Financial Statements (continued)

5.  Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended August 31, 2026, were as follows:

Cost of Purchases	Proceeds from Sales

$245,439,526	$293,608,611

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended August 31, 2026, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)

$ 6,310,132	$133,161,344	$118,633,484	$ —	$ —	$20,837,992	20,837,992	$356,268		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.874%)(b)(wb)

20,327,650	71,625,808	91,955,195	279	1,458	—	—	30,690	(1)	—

$26,637,782	$204,787,152	$210,588,679	$279	$1,458	$20,837,992		$386,958		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.  Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended August 31, 2026, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$5,714,309	$58,749,272	$—	$64,463,581

For the year ended August 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$13,971,661	$32,217,542	$—	$46,189,203

For the year ended August 31, 2026, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

$29,002,130	$58,584,916

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of August 31, 2026 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$478,489,833	$318,175,104	$(9,563,199)	$308,611,905

The difference between GAAP basis and tax basis was primarily attributable to deferred losses on wash sales.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2026 are subject to such review.

7.  Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.01 par value per share currently divided into nine classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class Z, Class R6 and Class X. The Fund currently does not have any Class B, Class L, Class M or Class X shares outstanding.

As of August 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	70,168	0.9%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	3	51.6

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Year ended August 31, 2026:
Shares sold	620,055	$16,025,058
Shares issued in reinvestment of dividends and distributions	1,797,380	42,687,773
Shares purchased	(2,134,794)	(54,085,895)
Net increase (decrease) in shares outstanding before conversion	282,641	4,626,936
Shares issued upon conversion from other share class(es)	21,537	543,853
Shares purchased upon conversion into other share class(es)	(132,155)	(3,324,708)
Net increase (decrease) in shares outstanding	172,023	$1,846,081

Year ended August 31, 2025:
Shares sold	602,154	$13,863,224
Shares issued in reinvestment of dividends and distributions	1,391,199	31,816,724
Shares purchased	(2,129,412)	(49,336,821)
Net increase (decrease) in shares outstanding before conversion	(136,059)	(3,656,873)
Shares issued upon conversion from other share class(es)	23,706	558,710
Shares purchased upon conversion into other share class(es)	(93,584)	(2,199,264)
Net increase (decrease) in shares outstanding	(205,937)	$(5,297,427)

Class C
Year ended August 31, 2026:
Shares sold	50,855	$1,198,793
Shares issued in reinvestment of dividends and distributions	26,331	576,913

PGIM Jennison Value Fund 21

Notes to Financial Statements (continued)

Share Class	Shares	Amount
Shares purchased	(73,256)	$(1,692,069)
Net increase (decrease) in shares outstanding before conversion	3,930	83,637
Shares purchased upon conversion into other share class(es)	(25,161)	(587,397)
Net increase (decrease) in shares outstanding	(21,231)	$(503,760)

Year ended August 31, 2025:
Shares sold	64,898	$1,400,256
Shares issued in reinvestment of dividends and distributions	20,422	435,185
Shares purchased	(56,881)	(1,221,630)
Net increase (decrease) in shares outstanding before conversion	28,439	613,811
Shares purchased upon conversion into other share class(es)	(19,014)	(405,909)
Net increase (decrease) in shares outstanding	9,425	$207,902

Class R
Year ended August 31, 2026:
Shares sold	16,000	$405,956
Shares issued in reinvestment of dividends and distributions	29,224	689,696
Shares purchased	(52,480)	(1,336,251)
Net increase (decrease) in shares outstanding	(7,256)	$(240,599)

Year ended August 31, 2025:
Shares sold	13,495	$311,648
Shares issued in reinvestment of dividends and distributions	23,622	537,394
Shares purchased	(63,284)	(1,424,575)
Net increase (decrease) in shares outstanding	(26,167)	$(575,533)

Class Z
Year ended August 31, 2026:
Shares sold	1,382,499	$35,594,448
Shares issued in reinvestment of dividends and distributions	745,531	17,743,644
Shares purchased	(1,635,301)	(41,839,658)
Net increase (decrease) in shares outstanding before conversion	492,729	11,498,434
Shares issued upon conversion from other share class(es)	122,810	3,103,961
Shares purchased upon conversion into other share class(es)	(8,515)	(212,337)
Net increase (decrease) in shares outstanding	607,024	$14,390,058

Year ended August 31, 2025:
Shares sold	7,173,483	$178,528,709
Shares issued in reinvestment of dividends and distributions	538,600	12,339,317
Shares purchased	(2,646,770)	(63,803,260)
Net increase (decrease) in shares outstanding before conversion	5,065,313	127,064,766
Shares issued upon conversion from other share class(es)	1,208,633	30,488,001
Shares purchased upon conversion into other share class(es)	(22,023)	(524,155)
Net increase (decrease) in shares outstanding	6,251,923	$157,028,612

Class R6
Year ended August 31, 2026:
Shares sold	336,211	$8,738,036
Shares issued in reinvestment of dividends and distributions	90,326	2,145,252
Shares purchased	(144,686)	(3,692,472)
Net increase (decrease) in shares outstanding before conversion	281,851	7,190,816
Shares issued upon conversion from other share class(es)	19,554	489,308
Shares purchased upon conversion into other share class(es)	(452)	(12,680)
Net increase (decrease) in shares outstanding	300,953	$7,667,444

Year ended August 31, 2025:
Shares sold	3,825,670	$88,380,419
Shares issued in reinvestment of dividends and distributions	25,565	584,674

Share Class	Shares	Amount
Shares purchased	(6,577,899)	$(165,690,483)
Net increase (decrease) in shares outstanding before conversion	(2,726,664)	(76,725,390)
Shares issued upon conversion from other share class(es)	19,986	465,636
Shares purchased upon conversion into other share class(es)	(1,120,644)	(28,383,019)
Net increase (decrease) in shares outstanding	(3,827,322)	$(104,642,773)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective September 25, 2026 will provide a commitment of $1,200,000,000 through September 23, 2027. The commitment fee allocated to the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the year ended August 31, 2026. The average daily balance for the 1 day that the Fund had loans outstanding during the period was approximately $343,000, borrowed at a weighted average interest rate of 4.76%. The maximum loan outstanding amount during the period was $343,000. At August 31, 2026, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly

PGIM Jennison Value Fund 23

Notes to Financial Statements (continued)

available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines. Additionally, the threat of or actual imposition of tariffs may adversely impact the price of non-U.S. securities.

In addition, Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, fee waivers or expense limitations (if applicable) change, or the Fund incurs more expenses than expected. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Underlying Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including the U.S. and Israeli military operation against Iran, Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests. The risk of such events has meaningfully increased in recent periods due to heightened international tensions stemming from rivalry among the world’s dominant economic and military powers.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Sector Exposure Risk: From time to time the Fund may invest a significant portion of its assets in companies within one or more economic sectors. Issuers within an economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Value Style Risk: Value style investing attempts to identify companies that are believed to be undervalued. Value stocks typically have prices that are low relative to factors such as the company’s earnings, cash flow or dividends. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. A value investing style may perform better or worse than equity portfolios that focus on growth stocks or that have a broader investment style. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Accounting Pronouncement and Regulatory Developments

In September 2026, the FASB issued Accounting Standards Update (ASU) 2026-03, Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The ASU requires investment companies to incorporate contractual sale restrictions into the fair value measurement of affected equity securities and disclose the amount of any related valuation discount. The guidance is effective for fiscal years beginning after December 15, 2027, with early adoption permitted.

Management is currently evaluating the impact of adopting this guidance on its financial statements.

11.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of August 31, 2026.

PGIM Jennison Value Fund 25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 7 and Shareholders of PGIM Jennison Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Jennison Value Fund (the “Fund) as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

October 22, 2026

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Jennison Value Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Value Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 1 and 9-10, 2026 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2027, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board meetings.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the

[1]	PGIM Jennison Value Fund is the sole series of Prudential Investment Portfolios 7.

PGIM Jennison Value Fund

Approval of Advisory Agreements (continued)

subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2025 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits

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to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended August 31, 2025. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	2nd Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps annual fund operating expenses at 0.44% for Class R6 shares through December 31, 2026.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Value Fund

Item 12	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15	– Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16	– Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –  Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –  Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 7

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 22, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	October 22, 2026